Employee Benefit Plans And Other Programs	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Employee Benefit Plans And Other Programs [Abstract]
Employee Benefit Plans And Other Programs

7. Employee Benefit Plans and Other Programs

Defined Benefit Plans

The pension assets and obligations of the Retirement Plan of Exopack, LLC (the "Retirement Plan") and the pension obligations of the Exopack, LLC Pension Restoration Plan for Salaried Employees (the "Restoration Plan") (collectively, the "Pension Plans") were transferred to and assumed by the Company in connection with the acquisition of Exopack in 2005. Substantially all full-time employees of Exopack, LLC hired prior to June 30, 2003 were eligible to participate in the Retirement Plan. The Pension Plans were frozen prior to the acquisition of Exopack in 2005. Accordingly, the employees' final benefit calculation under the Pension Plans was the benefit they had earned under the Pension Plans as of the date the Pension Plans were frozen. This benefit will not be diminished, subject to the terms and conditions of the Pension Plans, which will remain in effect. The Company also sponsors a postretirement benefit plan covering, on a restricted basis, certain Exopack employees pursuant to a collective bargaining agreement.

In conjunction with the EMCS acquisition, the Company assumed a defined benefit pension plan for certain employees at the Menasha, Wisconsin facility. Employees hired prior to March 1, 2010 were eligible to participate in the plan upon completion of 1,000 service hours. This plan was subsequently incorporated into the Retirement Plan of Exopack, LLC.

The components of the net periodic benefit cost for the Pension Plans and the postretirement benefit plan are as follows for the three and nine months ended September 30, 2011 and 2010:

Pension plans

	Three Months Ended		Nine Months Ended
(in thousands of dollars)	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Service cost	$87	$—	$305	$—
Interest cost	893	823	2,487	2,469
Expected return on plan assets	(880)	(839)	(2,436)	(2,517)
Amortization of net actuarial losses (gains)	102	30	299	90

Net periodic benefit cost	$202	$14	$655	$42

Postretirement benefit plan

	Three Months Ended		Nine Months Ended
(in thousands of dollars)	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Service cost	$6	$6	$18	$18
Interest cost	8	8	24	24
Amortization of net actuarial gains	(4)	(4)	(12)	(12)

Net periodic benefit cost	$10	$10	$30	$30

The Company contributed approximately $1.8 million and $518,000, to the Retirement Plan during the three months ended September 30, 2011 and 2010, respectively and approximately $2.7 million and $1.1 million during the nine months ended September 30, 2011 and 2010, respectively. Contributions of approximately $538,000 are expected to be made to the Retirement Plan during the remainder of 2011. At September 30, 2011, the fair value of the assets of the Pension Plans was estimated at $44.5 million, down from $47.1 million at December 31, 2010.

Retirement Plan for Employees of Exopack Performance Films, Inc.

On January 29, 2008, the Company adopted the Retirement Plan for employees of Exopack Performance Films, Inc., retroactive to December 1, 2007. Exopack Performance Films' employees at the Whitby location are eligible to participate in the plan. There are two portions of the plan, a defined contribution plan and a savings plan. In the defined contribution plan, contributions are made by the Company only and are based on an age and service formula. The Company contributed approximately $82,000 and $91,000 to the defined contribution plan during the three months ended September 30, 2011 and 2010, respectively, and approximately $241,000 and $274,000 during the nine months ended September 30, 2011 and 2010, respectively. In addition, employees can contribute to the savings plan and receive a match of 50% on the first 4% the employee defers into the plan. Employer contributions to the savings plan were discontinued as of March 1, 2010 and no further employer contributions will be made to the plan. Accordingly, total expense related to the savings plan was zero for the three months ended September 30, 2011 and 2010, and zero and $30,000 for the nine months ended September 30, 2011 and 2010, respectively.

Exopack, LLC Savings Plan

The Company has a 401(k) plan, which is a defined contribution plan that covers all full-time employees in the United States. The Company partially matches employee contributions which vest immediately. Expense totaled approximately $481,000 and $421,000 for the three months ended September 30, 2011 and 2010, respectively and approximately $1.5 million and $1.2 million for the nine months ended September 30, 2011 and 2010, respectively. This significant increase period over period is primarily related to an increase in the employer matching contribution to 3% from 2% effective January 1, 2011.

Deferred Compensation Agreements

The Company has unfunded deferred compensation agreements, assumed in connection with the acquisition of Cello-Foil in 2005. The Company is obligated to provide certain deferred compensation for these Cello-Foil employees over specified periods beginning at age 62. In addition, the Company has agreed to provide certain death benefits for the employees to be paid over a specified period. The Company is accruing its obligations over the estimated period of employment of the individuals to age 62. As of September 30, 2011, the Company had two individuals receiving benefits under the agreements. The deferred compensation liability for these agreements was approximately $277,000 and $321,000 at September 30, 2011 and December 31, 2010, respectively (recorded in "other liabilities" in the accompanying consolidated balance sheets). Deferred compensation expense for each of the three and nine months ended September 30, 2011 and 2010 was insignificant.

Management Incentive Compensation Plan

The Company maintains a management incentive compensation plan for eligible management personnel based on both Company and individual performance against pre-defined goals. The plan provides for quarterly cash payments of 66.7% of the quarterly amount earned and 33.3% is accrued and held back for payment once the annual audit is finalized. The Company recognized charges of approximately $411,000 and $941,000 for the three months ended September 30, 2011 and 2010, respectively, and approximately $2.0 million and $2.2 million for the nine months ended September 30, 2011 and 2010, respectively, for benefits under the management incentive compensation plan.

In conjunction with the EMCS acquisition, the Company assumed a management incentive plan that remained in place until the end of 2010. The Company recognized charges of $322,000 for the three and nine months ended September 30, 2010 for benefits under this plan.

Option Holder Bonus Agreements

During June 2011, CPG entered into bonus agreements (the "Bonus Agreements") with the employees of the Company who hold options to purchase shares of CPG's common stock. The Bonus Agreements provide for the payment to each employee holding options an amount equal to the dividend amount per share minus the exercise price per share. Following entry into the Bonus Agreements, CPG made cash payments to employees holding vested in-the-money options. Additional payments will be made as the options vest, expire, and upon certain events of termination of the applicable employee's employment or the occurrence of certain change of control events. The Company recognized charges related to these bonus agreements of approximately $322,000 and $3.9 million during the three and nine months ended September 30, 2011, respectively.

5. Employee Benefit Plans

The measurement date for defined benefit plan assets and liabilities is December 31, the Company's fiscal year end. A summary of the elements of key employee benefit plans is as follows:

Exopack, LLC Defined Benefit Plans

The pension assets and obligations of the Retirement Plan of Exopack, LLC (the "Retirement Plan") and the pension obligations of the Exopack, LLC Pension Restoration Plan for Salaried Employees (the "Restoration Plan") (collectively, the "Pension Plans") were transferred to and assumed by the Company in connection with the Exopack Acquisition in 2005. Substantially all full-time employees of Exopack, LLC hired prior to June 30, 2003 were eligible to participate in the Retirement Plan. The Pension Plans were frozen prior to the Exopack Acquisition. Accordingly, the employees' final benefit calculation under the Pension Plans was the benefit they had earned under the Pension Plans as of the date the Pension Plans were frozen. This benefit will not be diminished, subject to the terms and conditions of the Pension Plans, which will remain in effect.

In conjunction with the EMCS acquisition, the Company assumed a defined benefit pension plan for certain union employees at the Menasha, Wisconsin facility. Employees hired prior to March 1, 2010 were eligible to participate in the plan upon completion of 1,000 service hours. This plan was subsequently incorporated into the Retirement Plan of Exopack, LLC.

In 2009, the Company adopted FASB guidance related to additional disclosure for employer's accounting for defined benefit, pension and other post retirement plans. The following sets forth the information related to the changes in the benefit obligations of the Pension Plans and change in plan assets of the Retirement Plan and a reconciliation of the funded status of the Pension Plans for the years ended December 31, 2010 and 2009.

(in thousands of dollars)	December 31, 2010	December 31, 2009
Change in benefit obligation
Benefit obligation at beginning of year—January 1	$56,614	$53,737
Service cost	374	—
Interest cost	3,291	3,207
Actuarial loss	5,899	1,142
Benefits paid	(1,666)	(1,472)

Benefit obligation at end of year—December 31	$64,512	$56,614

Change in plan assets
Fair value of plan assets at beginning of year—January 1	$42,187	$33,494
Actual return on plan assets	5,132	8,928
Employer contributions	1,406	1,237
Benefits paid	(1,666)	(1,472)

Fair value of plan assets at end of year—December 31	$47,059	$42,187

Unfunded status of the plan	$(17,453)	$(14,427)

Accumulated and projected benefit obligation—December 31	$64,512	$56,614

(in thousands of dollars)	December 31, 2010	December 31, 2009
Components of net periodic benefit costs
Service cost	$374	$—
Interest cost	3,291	3,207
Expected return on assets	(3,357)	(2,673)
Amortization of net actuarial loss	120	653

Net periodic pension benefit cost	$428	$1,187

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Other comprehensive income at beginning of period—January 1	$6,735	$12,502
Net actuarial loss recognized during the period	(120)	(653)
Net (gain) loss during the period	4,124	(5,113)

Unrecognized other comprehensive income at end of period—December 31	$10,739	$6,736

Total recognized loss (gain) in other comprehensive income	$4,004	$(5,766)

Total recognized in net periodic benefit cost and other comprehensive income	$4,432	$(4,579)

The weighted-average discount rate used to determine the benefit obligation for the Pension Plans at December 31, 2010 and 2009 was 5.40% and 5.90%, respectively. The Company sets its discount rate annually in relationship to movements in published benchmark rates. Benefit accruals in the Pension Plan are either frozen or determined without regard to compensation so no weighted-average rate of compensation increase assumption is used in the determination of benefit obligation.

The accumulated benefit obligation for the Pension Plans was approximately $64.5 million and $56.6 million at December 31, 2010 and 2009, respectively. The resulting unfunded pension liability at December 31, 2010 and 2009 was approximately $17.5 million and $14.4 million, respectively. The cumulative decrease in other comprehensive income before tax was approximately $4.0 million for the year ended December 31, 2010.

Components of the net periodic pension benefit cost (income) for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	December 31, 2010	December 31, 2009	December 31, 2008
Components of net periodic benefit costs
Service cost	$374	$—	$—
Interest cost	3,291	3,207	3,110
Expected return on assets	(3,357)	(2,673)	(3,667)
Amortization of net actuarial loss	120	653	—

Net periodic pension benefit cost	$428	$1,187	$(557)

The weighted-average discount rate used to determine the benefit cost for the Pension Plans was 5.90%, 6.10% and 6.00% for the years ended December 31, 2010, 2009 and 2008, respectively. The expected rate of return on plan assets used to determine the benefit cost for the Retirement Plan was 8.0% for each of the years ended December 31, 2010, 2009 and 2008. Based on current global stock market valuations, the Company expects to incur net periodic benefit costs of approximately $1.6 million in 2011.

The Company expects approximately $452,000 in accumulated other comprehensive income to be reclassified into net period cost in 2011 related to unrecognized net actuarial gains and losses. There are no unrecognized prior service costs or transition obligations for the Pension Plans at December 31, 2010.

The Company's overall investment strategy is to achieve a mix of investments for long-term growth and near-term benefit payments through diversification of asset types, fund strategies and fund managers. Investment risk is measured on an on-going basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews. The Pension Plans invest in the following major asset categories: equity securities and fixed income securities. At December 31, 2010 and 2009, pension investments did not include any direct investments in the Company's stock or the Company's debt.

The weighted-average allocation of plan assets by asset category for the Retirement Plan at December 31, 2010 and 2009 was as follows:

	2010	2009
Asset category
Equity securities	66.0%	70.0%
Fixed income securities	34.0%	30.0%

	100.0%	100.0%

For the years ended December 31, 2010 and 2009, the Company's targeted allocation, by asset category were 65% for equity securities and 35% for fixed income securities. The Company establishes its weighted-average expected long-term return on plan assets considering various factors, which include the targeted asset allocation percentages, historical return performance and expected future returns.

The following table sets forth, by category and within the fair value hierarchy, the estimated fair value of the Company's pension assets at December 31, 2010:

	Fair Value Measurements at December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities:
Mutual funds (1)	$28,945	$28,945	$—	$—
Management money—equity specialty (2)	2,245	—	2,245	—
Fixed income securities:
Mutual funds (3)	14,096	14,096	—
Commingled fund—fixed income specialty (4)	1,773	—	1,773	—

	$47,059	$43,041	$4,018	$—

(1)	This class represents actively traded mutual funds of market equities.
(2)	This class represents a managed account specifically for the pension asset trust that primarily consists of common stocks.
(3)	This class represents actively traded mutual funds of fixed income securities.
(4)	This class represents commingled funds actively managed by investment managers that focuses on fixed income securities.

The following table sets forth benefit payments expected to be paid by the Pension Plans for the period indicated:

(in thousands of dollars)
2011	$2,036
2012	$2,254
2013	$2,468
2014	$2,702
2015	$2,953
In aggregate during five-years thereafter	$18,951

Contributions of approximately $3.0 million are expected to be made to the Retirement Plan in 2011, and no contributions are expected to be required or made to the Restoration Plan in 2011. At December 31, 2010, the fair value of the assets of the Pension Plans was $47.1 million, up from $42.2 million at December 31, 2009. The significant increase was mainly due to the continued rebound in global stock prices that occurred during 2010.

Retirement Plan for Employees for Exopack Performance Films, Inc.

On January 29, 2008, the Company adopted the Retirement Plan for Employees of Exopack Performance Films, Inc., retroactive to December 1, 2007. Exopack Performance Films' employees at the Whitby location are eligible to participate in the plan. There are two portions of the plan, a defined contribution plan and a savings plan. In the defined contribution plan, contributions are made by the Company only, and are based on an age and service formula. The supplemental employer contribution to the defined contribution plan was guaranteed for a two-year period that began on December 1, 2007 and ended on November 30, 2009. The Company contributed a total of approximately $357,000 and $933,000 to the defined contribution plan during the years ended December 31, 2010 and 2009, respectively. None of the amount contributed to the defined contribution plan during the year ended December 31, 2010 was related to the supplemental employer contribution as the supplemental portion of the defined contribution plan ended on November 30, 2009. Of the amounts contributed during the year ended December 31, 2009, approximately $542,000 was related to the guaranteed supplemental employer contribution. In addition, employees can contribute to the savings plan and receive a match of 50% on the first 4% the employee defers to the plan. Employer contributions to the savings plan were discontinued as of March 1, 2010 and no further employer contributions will be made to the plan. Accordingly, total expense related to the savings plan was approximately $28,000 and $116,000 for the years ended December 31, 2010 and 2009, respectively. During the two-year transitional period, which ended November 30, 2009, the employees received a contribution of 2% in the savings plan regardless of their savings plan contribution. Total expense for employees who did not participate in the plan was approximately zero and $44,000 for the years ended December 31, 2010 and 2009, respectively.

Savings Plans for the Companies of Exopack

The Company has a 401(k) plan, which is a defined contribution plan that covers all full-time employees in the United States. The Company partially matches employee contributions which vest immediately. Expense totaled approximately $1.6 million, $2.8 million and $2.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. The significant decrease in 2010 expense compared to 2009 is primarily related to a decrease in the employer matching contribution from 4% to 2% effective January 1, 2010, partially offset by the matching contribution related to the employees from the EMCS acquisition.

Profit-Sharing Plan

The Savings Plans for the Companies of Exopack provide for a profit-sharing contribution for certain employees, which is based on a percentage of income before income taxes (as defined by the plan), as well as current compensation earned by participants and years of service. Profit-sharing expense under these plans for the years ended December 31, 2010, 2009 and 2008 was approximately $115,000, $40,000, and $70,000, respectively. Employees vest in the Company's profit sharing contributions over a six-year period, with 10% vesting per year during the first two years of service and 20% per year thereafter.

Postretirement Benefit Plan

The Company is obligated to provide healthcare benefits on a restricted basis, to certain employees pursuant to a collective bargaining agreement (the "Postretirement Plan").

The following sets forth the information related to the change in the unfunded accumulated benefit obligation for the years ended December 31, 2010 and 2009:

(in thousands of dollars)	December 31, 2010	December 31, 2009
Change in benefit obligation
Benefit obligation at beginning of year—January 1	$543	$466
Service cost	22	23
Interest cost	29	29
Benefits paid	—	—
Actuarial loss (gain)	(6)	25

Benefit obligation at end of year—December 31	$588	$543

Accumulated benefit obligation at the end of year—December 31	$588	$543

Unfunded Status of the Plan	$(588)	$(543)

(in thousands of dollars)	December 31, 2010	December 31, 2009
Components of net periodic benefit costs
Service cost	$22	$23
Interest cost	29	29
Amortization of net actuarial gains	(16)	(15)

Net periodic postretirement benefit cost	$35	$37

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Other comprehensive income at beginning of period—January 1	$(193)	$(233)
Net actuarial gain recognized during the period	16	15
Net (gain) loss during the period	(6)	25

Unrecognized other comprehensive income at end of period—December 31	$(183)	$(193)

Total recognized loss in other comprehensive income	$10	$40

Total recognized in net periodic benefit cost and other comprehensive income	$45	$77

The significant assumptions used to measure the expected cost of benefits are as follows:

Weighted-average assumed health care cost trend rate:

9.0% grading uniformly to 5.0% over an eight-year period for the year ending December 31, 2010.

8.5% grading uniformly to 5.0% over an eight-year period for the years ending December 31, 2009 and 2008

Weighted-average discount rates for obligation:

5.40% at December 31, 2010

5.90% at December 31, 2009

Discount rates for the net periodic benefit cost:

5.90% for the year ended December 31, 2010

6.10% for the year ended December 31, 2009

6.00% for the year ended December 31, 2008

The Company sets its discount rate annually in relationship to movements in published benchmark rates. The ultimate health care cost trend rate of 5% represents the Company's best estimate of the long-term average annual health care cost increase over the duration of the postretirement benefit plan's liabilities.

The effects of a 1% increase or decrease in assumed health care cost trend rates would have an insignificant effect on both the accumulated postretirement benefit obligation for health care benefits at December 31, 2010 and 2009 and the aggregate of net periodic postretirement health and benefit costs for the years ended December 31, 2010, 2009 and 2008.

Components of the net periodic postretirement benefit cost for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	December 31, 2010	December 31, 2009	December 31, 2008
Components of net periodic benefit costs
Service cost	$22	$23	$21
Interest cost	29	29	25
Amortization of net actuarial gains	(16)	(15)	(16)

Net periodic postretirement benefit cost	$35	$37	$30

The Company expects approximately $10,000 in accumulated other comprehensive income to be reclassified into net period cost in 2011 related to unrecognized actuarial gains. There are no unrecognized prior service costs or transition obligations for the Postretirement Plan at December 31, 2010. The Company expects to incur net periodic benefit costs of approximately $40,000 in 2011.

The following table sets forth benefit payments expected to be paid for the periods indicated:

(in thousands of dollars)
2011	$15
2012	$27
2013	$39
2014	$43
2015	$47
In aggregate for the five-years thereafter	$341

Other than Company contributions to fund annual benefit payments, no other contributions are expected to be required or made to fund the postretirement benefit obligation in 2011.

Stock Option Plan

In December 2005, CPG's Board of Directors approved the establishment of the 2005 Stock Option Plan of CPG Finance, Inc. (the "2005 Stock Option Plan"), in which officers and certain key employees of the Company are able to participate, and reserved 100,000 shares of CPG's non-voting common shares for the 2005 Stock Option Plan. Under the 2005 Stock Option Plan, options have a term of no longer than 10 years and vest ratably over a five-year period.

The FASB revised guidance related to share-based payments in December of 2004. This guidance requires nonpublic companies that have used the "minimum value method" under the previous guidance for either recognition or pro forma purposes to use the prospective method of the new guidance for transition. The prospective method allows companies to continue to account for previously issued awards that remain outstanding at the date of adopting the new guidance using pre-existing accounting standards and, accordingly, there will be no material compensation expense related to the options issued in December 2005. The pro forma impact of the December 2005 options would be immaterial for disclosure purposes during 2010, 2009 and 2008. The prospective method also requires nonpublic companies to record compensation cost in accordance with the guidance only for awards issued, modified, repurchased, or cancelled after the effective date. Compensation expense related to options issued subsequent to the adoption of the revised guidance is being recorded ratably over the vesting period of five years. The CPG Board granted 11,600 options to certain of the Company's officers and key employees during the year ended December 31, 2010. The CPG Board did not issue any options during the year ended December 31, 2009. The CPG Board granted 23,550 options to certain of the Company's officers and key employees during the year ended December 31, 2008. The Company recorded related compensation expense of approximately $291,000, $419,000 and $616,000 during the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, the total compensation cost related to non-vested awards not yet recognized was approximately $1.5 million. This compensation cost is expected to be recognized over the remaining weighted-average vesting period of 2.5 years.

The following table summarizes information about stock options outstanding at December 31, 2010 (there were zero shares exercisable at December 31, 2010):

	Options Outstanding
Exercise Price	Number Outstanding	Weighted-average Remaining Contractual Life
$72	44,000	4.8 years
$130	1,500	5.5 years
$140	5,200	6.0 years
$184	1,550	6.4 years
$163	11,750	6.7 years
$140	5,000	7.1 years
$139	11,000	9.6 years
$198	600	9.7 years

	80,600	6.5 years

	Options Outstanding	Weighted-average Exercise Price	Aggregate Intrinsic Vale	Weighted-average Remaining Contractual Life
Options outstanding at December 31, 2009	76,400	$102.17
Granted	11,600	$142.05
Forfeited	(7,400)	$110.04

Options outstanding at December 31, 2010	80,600	$107.19	$13.4 million	6.5 years

There were 19,400 options available for grant at December 31, 2010 under the 2005 Stock Option Plan.

Deferred Compensation Agreements

The Company has unfunded deferred compensation agreements, assumed in connection with the Cello-Foil acquisition. The Company is obligated to provide certain deferred compensation for these Cello-Foil employees over specified periods beginning at age 62. In addition, the Company has agreed to provide certain death benefits for the employees to be paid over a specified period. The Company is accruing its obligations over the estimated period of employment of the individuals to age 62. As of December 31, 2010 and 2009, the Company had two individuals under the agreements that were receiving benefits. The deferred compensation liability for these agreements was approximately $321,000 and $377,000 at December 31, 2010 and 2009, respectively (recorded in "other liabilities" in the accompanying consolidated balance sheets). Deferred compensation expense for the years ended December 31, 2010, 2009 and 2008 was insignificant.

Other Benefit Plans

The Company maintains a management incentive compensation plan that provides annual cash awards to eligible management personnel based on both Company and business unit performance against pre-defined targets. The Company recognized charges of approximately $3.2 million, $4.3 million and $957,000 for benefits under the management incentive compensation plan for the years ended December 31, 2010, 2009 and 2008, respectively.

In conjunction with the EMCS acquisition, the Company assumed a management incentive compensation plan that remained in place through the end of 2010. The Company recognized charges of approximately $596,000 for the year ended December 31, 2010 for benefits under this management incentive compensation plan.